Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies:

13.       Commitments and Contingencies:

a)        Commitments:

The following table sets forth inflows and outflows related to the Company’s charter party arrangements and other commitments, as at June 30, 2019.

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2020	2021	2022	2023	2024	2025 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$34,928	$32,363	$2,565	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(12,811)	(12,811)	-	-	-	-	-
Vessel upgrades (3)	(106,246)	(106,246)	-	-	-	-	-
Bareboat commitments charter hire (4)	(44,387)	(3,740)	(3,697)	(3,653)	(3,608)	(3,561)	(26,128)
Office rent (5)	(1,436)	(345)	(321)	(297)	(288)	(137)	(48)

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2019, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2019, time charter-in arrangements for third party vessels.
(3)	The amounts represent the Company’s commitments for the vessel upgrades that the Company entered into in 2018 and the six-month period ended June 30, 2019. The commitments include an amount of $18,944 for vessel upgrades with respect to the Delphin Vessels (Note 16). For the respective payments the Company has secured total financing of $127,321, of which $112,321 was committed under loan and bareboat lease agreements signed as of June 30, 2019 and $15,000 was committed under finance lease agreements signed subsequently.
(4)	The amounts represent the Company’s commitment under the bareboat lease arrangement representing the charter hire for the one of the three vessels acquired as part of the OCC Vessel Purchase Transaction discussed in Note 6 above, which, as of June 30, 2019, was under construction. The bareboat charter hire is comprised of fixed and variable portion, the variable portion is calculated based on the 3-month LIBOR of 2.3199 % as of June 30, 2019.
(5)	The office rent includes an amount of 188,000 NOK (or approximately $22, using the exchange rate as of June 30, 2019, which was $0.1174 per NOK) up to the twelve month period ended June 30, 2025, concerning a rental agreement with indefinite term.

b)        Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the unaudited interim condensed consolidated financial statements.